Recent Accounting Pronouncements Debt Issuance Costs (Details) - USD ($) $ in Millions			12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost			$ 30
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issuance cost	$ 32	$ 29